Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	Jul. 29, 2025 USD ($)	Jul. 24, 2025 USD ($)	Jul. 23, 2025 USD ($) Agreement	Jul. 17, 2025 USD ($)	Jul. 02, 2025 USD ($) Vessel
Hull 1515 [Member]
Subsequent Events [Abstract]
Vessel acquisition and other vessel's costs	$ 35,036
Bareboat financing amount	$ 44,250
Term of charter	8 years
$100,000 Bond Offering [Member]
Subsequent Events [Abstract]
Face amount					$ 100,000
Interest rate					9.875%
Discount rate					97.00%
Number of vessels used as security | Vessel					2
Net proceeds received				$ 94,748
Alpha Bank Loan Refinance [Member]
Subsequent Events [Abstract]
Face amount			$ 29,750
Term			5 years
Margin on variable rate			1.90%
Number of existing loan facilities being refinanced | Agreement			2
Proceeds from loan agreement		$ 29,750